UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)               (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         626-844-1440

Date of fiscal year end:  3/31

Date of reporting period:06/30/06

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2006

		Market
Security	Shares	Value
COMMON STOCK - 99.88%
Communications - 7.46%
Broadcom Corp., Cl. A*	21,650	$ 650,583
QUALCOMM, Inc.	22,600	905,582
		1,556,165
Computers - 2.19%
Apple Computer, Inc.*	8,000	456,960

Computer Services - 17.20%
Cognizant Technology Solutions Corp.*	15,500	1,044,235
Network Appliance, Inc.*	32,120	1,133,836
Synopsys, Inc.*	17,600	330,352
VeriSign, Inc.*	46,580	1,079,259
		3,587,682
Human Resources - 3.07%
Monster Worldwide, Inc.*	15,000	639,900

Internet - 9.66%
eBAY, Inc.*	23,560	690,072
Google, Inc. - Class A*	1,350	566,096
Yahoo!, Inc.*	23,000	759,000
		2,015,168
Medical - 22.93%
Amgen, Inc.*	7,000	456,610
ArthroCare Corp.*	19,300	810,793
Genentech, Inc.*	14,000	1,145,200
Kyphon, Inc.*	22,000	843,920
LifeCell Corp.*	25,000	773,000
Ventana Medical Systems*	16,000	754,880
		4,784,403
Pharmaceutical - 5.38%
Gilead Sciences, Inc.*	19,000	1,124,040

Physical Practice Management - 4.74%
Healthways, Inc.*	18,800	989,632

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		June 30, 2006

Security	Shares	Value
Retail-Restaurant/Specialty - 18.41%
Panera Bread Co., Cl. A*	14,000	$ 941,360
P.F. Chang's China Bistro, Inc.*	21,950	834,539
Starbucks Corp.*	28,640	1,081,446
Texas Roadhouse, Inc.*	35,000	473,200
The Cheesecake Factory, Inc.*	18,900	509,355
		3,839,900
Retail-Other - 6.29%
Chico's FAS, Inc.*	28,900	779,722
Coach, Inc.*	17,800	532,220
		1,311,942
Semiconductors - 2.55%
Marvell Technology Group Ltd.*	12,000	531,960

TOTAL COMMON STOCK
(Cost - $13,718,074)		20,837,752

SHORT TERM INVESTMENT - 0.57%
Bank of New York Hamilton Fund- Premier Shares, 4.37% (a)	118,416	118,416
(Cost - $118,416)

Total Investments - 100.45%
(Cost - $13,836,490)		20,956,168
Other Assets less Liabilities - (0.45)%		(94,617)
NET ASSETS - 100.00%		$ 20,861,551

*Non-income producing security
(a) Rate shown is the rate in effect at June 30, 2006

At June 30, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 7,427,199
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(307,521)
Net unrealized appreciation		$ 7,119,678

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2006

		Market
Security	Shares	Value
COMMON STOCK - 46.35%
Aerospace - 1.25%
General Dynamics Corp.	1,600	$ 104,736

Automobiles - 1.33%
Honda Motor Co., Ltd. - ADR	3,500	111,370

Banks - 2.39%
Bank of America Corp.	1,500	72,150
SunTrust Banks, Inc.	1,681	128,193
		200,343
Beverages - 3.06%
Anheuser-Busch Cos, Inc.	3,000	136,770
PepsiCo, Inc.	2,000	120,080
		256,850
Building Services - 0.34%
Masco Corp.	967	28,662

Chemicals - 1.45%
Ecolab, Inc.	3,000	121,740

Commercial Services - 1.39%
Paychex, Inc.	3,000	116,940

Communications - 1.33%
AT&T, Inc.	4,000	111,560

Computer Services - 1.69%
FactSet Research Systems, Inc.	3,000	141,900

Conglomerates - 1.22%
General Electric Co.	3,100	102,176

Consumer Products - 1.54%
Kimberly-Clark Corp.	2,100	129,570

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		June 30, 2006

		Market
Security	Shares	Value
Containers - 1.42%
Bemis Co., Inc.	3,900	$ 119,418

Cosmetics - 0.58%
Alberto-Culver Co. - Class B	1,000	48,720

Electric - 1.15%
Unitil Corp.	4,000	96,240

Finance - 0.64%
Chicago Mercantile Exchange	110	54,026

Food - 2.67%
H. J. Heinz Co.	3,000	123,660
Sysco Corp.	3,300	100,848
		224,508
Forestry - 1.27%
Plum Creek Timber Co., Inc.	3,000	106,500

Insurance - 2.17%
Aflac, Inc.	1,500	69,525
Arthur J. Gallagher & Co.	3,200	81,088
Old Republic International Corp.	1,486	31,756
		182,369
Investment Management - 1.35%
T. Rowe Price Group, Inc.	3,000	113,430

Machinery - 0.79%
Deere & Co.	790	65,957

Medical - 5.13%
Abbott Laboratories	3,000	130,830
Eli Lilly and Co.	2,100	116,067
Johnson & Johnson	1,000	59,920
Roche Holding AG - ADR	1,500	123,735
		430,552

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		June 30, 2006

		Market
Security	Shares	Value
Office Supplies - 1.38%
Avery Dennison Corp.	2,000	$ 116,120

Oil & Gas - 4.96%
ChevronTexaco Corp.	3,000	186,180
Exxon Mobil Corp.	2,000	122,700
PetroChina Co. - ADR	1,000	107,970
		416,850
Retail - Building Products - 0.72%
Lowe's Cos., Inc.	1,000	60,670

Retail - Restaurants - 1.20%
McDonalds Corp.	3,000	100,800

Semiconductor - 2.82%
Maxim Integrated Products, Inc.	5,000	160,550
Intel Corp.	4,000	75,800
		236,350
Software - 1.11%
Microsoft Corp.	4,000	93,200

TOTAL COMMON STOCK
(Cost - $3,683,017)		3,891,557

REAL ESTATE INVESTMENT TRUSTS- 23.97%
Apartments - 3.37%
Apartment Investment & Management Co.- Conv Pfd, 7.75%	5,300	130,380
Archstone-Smith Trust	3,000	152,610
		282,990
Diversified - 4.52%
Entertainment Properties Trust	2,500	107,625
Global Signal, Inc.	4,000	185,280
Lexington Corporate Properties Trust	4,000	86,400
		379,305
Health Care - 2.41%
Nationwide Health Properties, Inc.	9,000	202,590

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		June 30, 2006

		Market
Security	Shares	Value

Manufactured Homes - 1.81%
UMH Properties, Inc.	10,000	$ 152,000

Mortgage - 1.08%
Gramercy Capital Corp.	3,500	90,650

Office Property - 1.93%
HRPT Properties Trust	14,000	161,840

Shopping Centers - 1.63%
Ramco-Gershenson Properties Trust- Conv Pfd, 7.95%	4,600	136,850

Single Tenant - 0.71%
National Retail Properties	3,000	59,850

Storage - 2.42%
Sovran Self Storage, Inc.	4,000	203,160

Warehouse - 4.09%
First Industrial Realty Trust, Inc.	3,000	113,820
Monmouth Real Estate Investment Corp. - Class A	15,500	124,930
ProLogis	2,000	104,240
		342,990
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $1,935,698)		2,012,225

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		June 30, 2006

	Principal	Market
Security	Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.93%
Fannie Mae, 5.44%, due 11/1/07	$ 250,000	$ 249,478
Fannie Mae, 2.65%, due 6/30/08	200,000	189,492
Fannie Mae, 3.50%, due 2/25/08 (a)	200,000	194,726
Fannie Mae, 4.25%, due 5/12/09	200,000	193,572
Fannie Mae, 4.01%, due 10/7/09	200,000	191,361
Federal Home Loan Bank, 3.50%, due 10/22/07	200,000	194,983
Federal Home Loan Bank, 5.00%, due 2/28/08	250,000	247,853
Federal Home Loan Bank, 3.00%, due 10/22/09 (a)	250,000	242,971
Federal Home Loan Bank, 4.73%, due 7/20/10	200,000	193,996
Freddie Mac, 3.25%, due 10/26/07	200,000	194,317
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $2,113,469)		2,092,749

U.S. TREASURY BONDS - 2.34%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	207,130	196,539
(Cost - $203,209)

SHORT TERM INVESTMENT - 3.32%	Shares
Bank of New York Hamilton Fund- Premier Shares, 4.37% (a)	279,090	279,090
(Cost - $279,090)

Total Investments - 100.91%
(Cost - $8,214,483)		8,472,160
Other Assets less Liabilities - (0.91)%		(76,269)
NET ASSETS - 100.00%		$ 8,395,891

ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at June 30, 2006

At June 30, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 378,207
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(120,530)
Net unrealized appreciation		$ 257,677

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By /s/ John P. Odell

     John P. Odell, Co-Chairman & Co-President

Date 8/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John P. Odell

     John P. Odell, Co-Chairman & Co-President

Date 8/29/2006

By /s/ Steven W. Arnold

     Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date 8/29/2006